Goodwill	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Goodwill

14. GOODWILL

Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Sogou	Changyou	Total
Balance as of December 31, 2017
Goodwill	73,941	5,908	181,421	261,270
Accumulated impairment losses	(35,788)	0	(153,917)	(189,705)

	$38,153	$5,908	$27,504	$71,565

Transactions in 2018
Foreign currency translation adjustment	(772)	(283)	(878)	(1,933)
Impairment losses	0	0	(16,369)	(16,369)

Balance as of December 31, 2018	$37,381	$5,625	$10,257	$53,263

Balance as of December 31, 2018
Goodwill	69,627	5,625	180,543	255,795
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,381	5,625	$10,257	$53,263

Transactions in 2019
Foreign currency translation adjustment	(249)	(91)	0	(340)
Impairment losses	0	0	0	0

Balance as of December 31, 2019	$37,132	$5,534	$10,257	$52,923

Balance as of December 31, 2019
Goodwill	69,378	5,534	180,543	255,455
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,132	5,534	$10,257	$52,923

There was one reporting unit under the Sohu segment and one reporting unit under the Sogou segment. After Changyou ceased operations of RaidCall and the cinema advertising business, the reporting units under the Changyou segment consisted of the Changyou online game business and the 17173.com Website.

In the fourth quarter of 2019, the Sohu Group tested goodwill for impairment at the reporting unit level. The Group performed impairment tests using the qualitative and quantitative methods. For the Sohu and Sogou segments, impairment tests were conducted by quantitatively comparing the fair values of the reporting units to their carrying amounts. The Sohu and Sogou segments estimated the fair values by weighting the results from the income approach and market approach. The valuation approach considers a number of factors that include expected future cash flows, growth rates, discount rates, and market price, and requires Sohu and Sogou to make certain assumptions and estimates regarding industry economic factors and future profitability of the business. For the Changyou segment, Changyou first qualitatively assessed whether it was more likely than not that the fair values of the reporting segments were less than their carrying amounts. For those reporting units where it was more likely than not that their fair values were less than their carrying amounts, Changyou performed the first step of a two-step quantitative goodwill impairment test. Changyou estimated the fair values using the income approach considering factors that included expected future cash flows, growth rates and discount rates.

In March 2019 and August 2019, respectively, Changyou ceased its RaidCall and cinema advertising business operations. Accordingly, there were no impairments for these two units, as the carrying values of both RaidCall and the cinema advertising business were nil before their cessation. As of December 31, 2019, for the Sohu and Sogou segments and the businesses in the Changyou segment, management concluded that the fair values of the reporting units exceeded their carrying values, indicating that the goodwill of the reporting units was not impaired.

In the fourth quarter of 2018, Changyou recognized a $16.4 million impairment loss for goodwill relating to the 17173.com Website, primarily due to (i) the launch of new initiatives for the 17173.com Website having fallen behind schedule in the fourth quarter of 2018 and the profit outlook for the 17173.com Website being uncertain, and (ii) the relevant Chinese authority’s temporary suspension between April and December of 2018 of its review of, and issuance of publishing and authorization codes for, online games, which resulted in declines in the number of new games launched and the related demand from game developers and operators for online advertising services on the 17173.com Website, both of which Changyou’s management determined had a material adverse impact on Changyou’s ability to generate revenues and net income from the 17173.com Website. As of December 31, 2018, for the Sohu and Sogou segments, and the businesses in the Changyou segment other than the 17173.com Website, management concluded that the fair values of the reporting units exceeded their carrying values, indicating that the goodwill of the reporting units was not impaired.